Share Based Compensation - Summary of Key Assumptions Used to Determine Fair Value of Options (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility, Minimum	45.90%	48.00%	47.50%
Expected volatility, Maximum	52.70%	48.20%	47.90%
Risk-free interest rate, Minimum	1.50%	0.70%	1.90%
Risk-free interest rate, Maximum	1.70%	0.90%	2.00%
Expected dividend yield	0.00%	0.00%	0.00%
Life of options	10 years	10 years	10 years
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples	¥ 2.2	¥ 2.2	¥ 2.2
Fair value of underlying ordinary shares (RMB)	1.9	2.7	2.4
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples	3.0	2.8	2.8
Fair value of underlying ordinary shares (RMB)	¥ 12.1	¥ 3.7	¥ 2.7